FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 411,223	$ 2,312,279	$ 3,175,292	$ 9,895,463
Accounts receivable	653,445	637,845
Allowance for doubtful accounts	82,042	0
Accounts payable and accrued liabilities	878,699	271,600
Credit risk [Member]
Statement [Line Items]
Cash and cash equivalents	411,223	2,312,279
Accounts receivable	735,487	637,845
Allowance for doubtful accounts	82,042	0
Credit risk [Member] | Customer A [Member]
Statement [Line Items]
Accounts receivable	94,114	73,500
Credit risk [Member] | Customer B [Member]
Statement [Line Items]
Accounts receivable	78,306	0
Credit risk [Member] | Customer C [Member]
Statement [Line Items]
Accounts receivable	150,000	0
Liquidity risk [Member]
Statement [Line Items]
Cash and cash equivalents	411,223	2,312,279
Accounts payable and accrued liabilities	844,516	271,600
Trade accounts payable	799,254	235,600
Current payables to related parties	$ 45,262	$ 36,000
Currency risk [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	14.00%	14.00%
Value at risk	$ 4,400	$ 271,000